Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 7,287,028	R$ 9,132,860
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	5,698,878	6,821,539
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(68,436)	(30,300)
Country of domicile | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,688,852	1,989,455
Country of domicile | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	81,018	83,343
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	5,585,594	7,090,160
Foreign countries | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets		R$ 202